CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Net sales	$ 22,935	$ 22,373	$ 22,936
Cost of sales	(17,007)	(16,656)	(17,484)
Gross profit	5,928	5,717	5,452
Selling, general and administrative expenses	(4,412)	(4,446)	(4,659)
Operating income	1,516	1,271	793
Non-operating (expense) income:
Exchange loss, net	(21)	(125)	(31)
Interest expense	0	0	(1)
Interest income	10	18	17
Other income	2	3	12
(Loss) gain on disposal of property, plant and equipment	0	110	(23)
Total non-operating (expense) income	(9)	6	(26)
Income before income taxes	1,507	1,277	767
Income taxes (note 3)	(243)	(134)	(172)
Net income	1,264	1,143	595
Net loss (profit) attributable to non-controlling interests	(13)	7	1
Net income attributable to Highway Holdings Limited's shareholders	$ 1,251	$ 1,150	$ 596
Net income per share:
- basic (in dollars per share)	$ 0.33	$ 0.3	$ 0.16
- diluted (in dollars per share)	$ 0.33	$ 0.3	$ 0.16
Weighted average number of shares outstanding:
- basic (in shares)	3,801,874	3,786,542	3,778,825
- diluted (in shares)	3,801,874	3,794,801	3,788,604